Intangible Assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Transfers and others	€ 215	€ (1,255)
Impairment of intangible assets		108
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	1,704	126
Transfers and others	197	151
Impairment of intangible assets		106
Service concession arrangements and licenses | Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Additions	352
Telefónica Hispam | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	131
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
Transfers and others		1,513
Telefónica United Kingdom | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	515
Telefónica Moviles El Salvador | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others	38
Telxius Telecom, S.A.
Disclosure of detailed information about intangible assets [line items]
Transfers and others		36
Telefónica Germany | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others		€ 1,381
Telefónica Argentina | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	€ 106